Loss per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of weighted average number of ordinary shares

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Issued and paid-in share capital as at January 1	125,770,107	79,866,264	19,870,337
Weighted average of the number of ordinary shares of Steakholder Foods Ltd. issued during the year	10,130,762	36,088,237	40,241,860
Weighted average of the number of ordinary shares used to calculate basic earnings per share	135,900,869	115,954,501	60,112,197